Financial Instruments and Risk Management (Details) $ in Millions		12 Months Ended
	Feb. 17, 2022 kr / shares shares	Dec. 31, 2023 USD ($)
Disclosure of financial liabilities [line items]
Warrants received (in shares) | shares	351,036
Exercise price (per warrant) | kr / shares	kr 1
10% increase in volatility
Disclosure of financial liabilities [line items]
Fair value of derivative liability		$ 3.0
10% decrease in volatility
Disclosure of financial liabilities [line items]
Fair value of derivative liability		$ 2.5